Operating Expenses: Schedule of Operating Costs and Expenses Table Text Block (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Operating Costs and Expenses Table Text Block

	Three months ended	Three months ended	Nine months ended	Nine months ended
	March 31, 2014 (unaudited)	March 31, 2013 (unaudited)	March 31, 2014 (unaudited)	March 31, 2013 (unaudited)

Sales Commissions	$20,910,232	$17,740,073	$63,673,952	$53,897,326
Advertising expense	11,692	127,643	676,660	231,168
Audit fees and other professional expenses	13,238	18,432	502,648	200,708
Depreciation and amortization	722,006	740,503	2,154,368	2,088,424
Staff costs (salary & welfare)	1,149,730	1,399,910	2,183,661	2,406,436
Research and development cost	25,699	1,995	88,450	5,985
Other operating expenses	993,344	1,188,039	3,222,963	3,488,392
Impairment of drug formula	-	-	-	1,688,486

Total Operating expenses	$23,825,941	$21,216,595	$72,502,702	$64,006,925

	The year ended June 30, 2013	The year ended June 30, 2012

Sales Commissions	$75,414,664	$61,008,134
Advertising expense	95,477	3,497,560
Audit fees and consulting expenses	230,150	520,261
Depreciation and amortization	2,613,040	2,578,316
Staff costs (salary & welfare)	2,652,288	2,723,569
Other operating expenses	5,024,061	5,140,285
Impairment of drug formula	1,688,486	-

Total Operating expenses	$87,718,166	$75,468,125